OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Gains less losses on disposal of financial assets at fair value through other comprehensive income	£ (132)	£ 137	£ 46
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,077	1,059	1,120
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(76)	(116)	145
Liability management	(21)	(39)	(216)
Intercompany recharges and other	1,229	1,095	1,001
Total other operating income	£ 2,209	£ 1,999	£ 2,050